Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.29%(a)
Alabama–3.99%
Alabama (State of) Port Authority;
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2028	$ 2,710	$ 3,367,609
Series 2017 A, Ref. RB (INS - AGM)(b)(c)	5.00%	10/01/2029	2,380	2,938,943
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	7,040	7,191,430
Series 2018 A, RB	5.00%	07/01/2048	28,620	31,075,024
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,638,942
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,400,666
Birmingham (City of), AL;
Series 2018 B, GO Wts.	5.00%	12/01/2036	1,700	2,128,604
Series 2018 B, GO Wts.	5.00%	12/01/2037	1,535	1,917,491
Series 2018 B, GO Wts.	5.00%	12/01/2038	1,575	1,962,922
Series 2018 B, GO Wts.	5.00%	12/01/2043	5,190	6,397,609
Birmingham-Jefferson Civic Center Authority; Series 2018, RB	5.00%	05/01/2048	12,870	15,035,764
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	5,211,090
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	15,000	13,681,650
Jefferson (County of), AL;
Series 2013 A, Revenue Wts. (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,594,000
Series 2013 C, Wts. (INS - AGM)(c)(d)	6.75%	10/01/2046	20,045	19,886,644
Series 2013 C, Wts. (INS - AGM)(c)(d)	6.90%	10/01/2050	17,500	17,329,200
Series 2013 D, Wts.	7.00%	10/01/2051	25,000	29,827,750
Series 2013 D, Wts.	6.50%	10/01/2053	31,500	37,149,525
Series 2013 F, Revenue Wts.(d)	7.50%	10/01/2039	21,895	22,209,412
Series 2013 F, Revenue Wts.(d)	7.75%	10/01/2046	30,000	30,243,000
Series 2013 F, Revenue Wts.(d)	7.90%	10/01/2050	24,050	24,206,084
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	512,890
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,328,158
Mobile (County of), AL (Gomessa); Series 2020, RB(e)	4.00%	11/01/2045	2,590	2,622,919
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB(b)(e)	6.00%	05/01/2040	6,000	6,217,800
Series 2020 B, RB(e)	8.00%	05/01/2029	1,780	1,794,881
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	13,365	15,046,050
				307,916,057
Alaska–0.11%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	82,500
Series 2007 C, RB(f)	6.00%	12/01/2036	500	25,000
Alaska (State of) Municipal Bond Bank Authority;
Series 2016 4, Ref. RB(b)	5.00%	12/01/2030	1,755	2,094,364
Series 2016 4, Ref. RB(b)	5.00%	12/01/2031	1,365	1,622,071
Series 2016 4, Ref. RB(b)	5.00%	12/01/2032	1,960	2,316,857
Series 2016 4, Ref. RB(b)	5.00%	12/01/2033	2,055	2,421,468
				8,562,260
Arizona–2.05%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(e)	5.50%	07/01/2038	1,165	1,311,277
Series 2018 B, RB(e)	5.63%	07/01/2048	2,250	2,517,615
Series 2018 B, RB(e)	5.75%	07/01/2053	3,500	3,929,905
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(e)	5.13%	08/01/2038	$ 2,515	$ 2,689,767
Series 2018 A, RB(e)	5.25%	08/01/2048	3,945	4,184,619
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(e)	5.50%	07/01/2037	580	619,846
Series 2017, Ref. RB(e)	5.75%	07/01/2047	680	724,336
Series 2017, Ref. RB(e)	5.88%	07/01/2052	645	689,699
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2054	3,000	3,116,940
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(e)	5.25%	12/15/2038	1,415	1,558,368
Series 2018 A, RB(e)	5.50%	12/15/2048	2,260	2,492,351
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC);
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2049	2,250	2,695,860
Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	1,930	2,299,942
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	464,629
East San Luis (City of), AZ Community Facilities District (Assessment Area One);
Series 2007, RB(f)(g)	6.38%	01/01/2028	800	736,528
Series 2009, Ref. RB(f)(g)	8.50%	01/01/2028	140	91,000
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	3,234,819
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools);
Series 2018 A, RB	5.00%	02/15/2038	500	579,610
Series 2018 A, RB	5.00%	02/15/2048	1,200	1,365,564
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(e)	6.00%	01/01/2048	11,475	11,590,553
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	220	264,689
Series 2017 C, RB	5.00%	07/01/2048	405	477,868
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(f)(g)	8.50%	04/20/2041	1,870	1,290,300
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	187	187,303
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	940,823
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	166	166,247
Series 2006, RB	5.30%	07/01/2030	409	409,470
Parkway Community Facilities District;
Series 2006, GO Bonds	5.30%	07/15/2025	420	382,154
Series 2006, GO Bonds	5.35%	07/15/2031	350	289,685
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,067,480
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,665	1,666,299
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(e)	5.50%	07/01/2046	4,135	4,550,816
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,680	2,397,099
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2049	595	609,500
Series 2019 A, RB(e)	5.00%	07/01/2054	530	542,508
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB	5.00%	07/01/2048	1,185	1,414,404
Phoenix Civic Improvement Corp.;
Series 2018, RB(b)	5.00%	07/01/2048	10,000	11,920,500
Series 2020, RB	5.00%	07/01/2044	7,500	9,868,575
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	5.63%	06/15/2045	2,250	2,419,582
Series 2017, RB(e)	5.00%	06/15/2052	2,970	3,017,312
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	$ 4,070	$ 4,196,455
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	1,550	1,740,743
Series 2017 C, RB	5.00%	12/15/2047	2,830	3,136,942
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	2,400	2,453,088
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(e)	6.50%	11/01/2047	5,530	5,763,532
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	2,950	2,950,590
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(e)	6.00%	12/01/2036	3,315	3,546,884
Series 2016, Ref. RB(e)	6.00%	12/01/2046	6,310	6,660,205
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(e)	6.00%	07/01/2035	1,025	1,093,634
Series 2015, RB(e)	6.13%	07/01/2045	3,310	3,496,618
Series 2019, RB	5.13%	07/01/2039	650	663,923
Series 2019, RB	5.25%	07/01/2049	810	823,462
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	500	535,055
Pinal (County of), AZ Industrial Development Authority (WOF SW GGP 1 LLC) (Green Bonds); Series 2018, RB(b)(e)	7.25%	10/01/2033	20,000	20,561,200
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(e)	5.60%	07/01/2031	206	189,446
Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	1,022	900,402
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/2032	695	711,194
Series 2012 A, Ref. RB	6.25%	12/01/2042	1,550	1,583,449
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(e)	6.00%	10/01/2037	1,010	1,060,601
Series 2017 A, RB(e)	6.13%	10/01/2052	2,360	2,444,181
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds(e)	6.00%	07/15/2027	1,800	1,894,086
Series 2013 B, GO Bonds(e)	5.70%	07/15/2029	675	701,190
Series 2013 B, GO Bonds(e)	6.00%	07/15/2033	610	631,728
				158,514,450
Arkansas–0.05%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)(g)	6.25%	02/01/2038	4,860	3,547,800
California–11.67%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	165	165,310
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	212,950	16,520,661
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(h)	0.00%	06/01/2033	6,155	3,011,149
California (State of); Series 2019, GO Bonds	5.00%	04/01/2049	3,200	4,052,608
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(h)	0.00%	06/01/2050	520,920	86,050,775
Series 2006 B, RB(h)	0.00%	06/01/2050	107,400	15,375,384
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	2,720	2,723,210
Series 2002, RB	6.00%	06/01/2042	19,120	19,142,562
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,001,950
Series 2006 A, RB(h)	0.00%	06/01/2046	127,310	24,933,663
Series 2006 B, RB(h)	0.00%	06/01/2046	33,920	6,400,026
Series 2006 C, RB(h)	0.00%	06/01/2055	215,100	20,038,716
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Gold Country Funding Corp.); Series 2006, RB	5.25%	06/01/2046	$ 7,000	$ 7,020,790
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	6,425	6,432,646
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	9,125	9,189,149
California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	596	683,892
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2043	10,800	12,672,072
Series 2018 A, RB(b)	5.00%	12/31/2047	2,750	3,208,755
Series 2018 B, RB(b)	5.00%	06/01/2048	2,575	2,999,128
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(b)(e)(f)(i)	8.00%	12/01/2027	3,000	900,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	6,075	3,948,750
Series 2017, RB(b)(e)(f)	8.00%	07/01/2039	14,995	9,746,750
Series 2020, RB(b)(e)	7.50%	07/01/2032	2,650	2,385,079
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	6.50%	07/01/2050	4,130	4,566,087
California (State of) School Finance Authority (Grimmway Schools); Series 2016 A, RB(e)	5.25%	07/01/2051	5,945	6,418,044
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB(e)	5.00%	05/01/2027	370	394,246
Series 2017 A, RB(e)	5.75%	05/01/2037	900	988,830
Series 2017 A, RB(e)	5.88%	05/01/2047	1,230	1,338,978
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(e)	5.13%	06/01/2047	595	647,937
Series 2017 A, RB(e)	5.25%	06/01/2052	665	726,559
California (State of) Statewide Communities Development Authority (Guidance Charter School);
Series 2017 A, RB (Acquired 03/09/2017; Cost $4,020,000)(e)(f)(g)(i)	6.50%	07/01/2037	4,020	1,567,800
Series 2017 A, RB (Acquired 03/09/2017; Cost $14,690,000)(e)(f)(g)(i)	6.75%	07/01/2052	14,690	5,729,100
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.25%	07/01/2052	1,450	1,439,096
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(b)	6.75%	09/01/2037	10	10,016
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,505	7,778,032
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,515	4,532,654
Series 2002 B, RB	6.00%	05/01/2043	12,030	12,142,120
Series 2002, RB	6.00%	05/01/2043	100	100,932
California Infrastructure & Economic Development Bank; Series 2017, RB(j)	5.00%	05/15/2052	31,530	38,664,293
City of Los Angeles Department of Airports;
Series 2018 C, RB(b)(j)	5.00%	05/15/2044	55,750	67,071,153
Series 2018, Ref. RB(b)(j)	5.00%	05/15/2043	25,000	30,984,750
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	4,075	3,953,076
Desert Hot Springs (City of), CA Redevelopment Agency Successor Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	09/01/2030	1,215	1,508,884
Fremont Union High School District; Series 2013, GO Bonds(j)	4.00%	08/01/2043	18,275	19,790,911
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(h)	0.00%	08/01/2042	7,780	3,914,429
Garden Grove Unified School District (Election of 2016); Series 2019, GO Bonds	4.00%	08/01/2048	4,625	5,326,057
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	31,350	32,509,950
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	555	685,653
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	1,100	1,104,389
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,731,440
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	1,625	1,640,226
Los Angeles (City of), CA Department of Airports; Series 2016 A, RB(b)	5.00%	05/15/2033	1,500	1,779,405
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,238,900
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,710,780
Los Angeles (City of), CA Department of Water & Power; Series 2017 A, RB	5.00%	07/01/2047	10,000	12,139,800
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building);
Series 2018 A, RB	5.00%	12/01/2043	$ 13,345	$ 16,530,985
Series 2018 A, RB	5.00%	12/01/2051	7,875	9,649,552
Los Angeles Unified School District;
Series 2020 C, GO Bonds	4.00%	07/01/2040	10,000	12,135,000
Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	10,000	11,980,200
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2038	255	255,130
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	4,500	4,968,360
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	10,200	10,243,146
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,257
Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	5,485	5,513,248
Rialto (City of), CA Redevelopment Agency Successor Agency; Series 2018, Ref. RB	5.00%	09/01/2037	3,975	4,901,334
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	10,000	11,369,500
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	5.00%	08/15/2050	30,000	39,294,000
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	8.00%	12/01/2031	2,000	2,130,600
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(b)	5.00%	05/01/2048	4,700	5,656,544
Series 2019 E, RB(b)	5.00%	05/01/2050	58,000	71,092,340
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(k)(l)	6.75%	02/01/2021	750	758,107
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(k)(l)	7.00%	02/01/2021	1,000	1,010,960
Santa Clara (County of), CA; Series 2013 B, GO Bonds(j)	4.00%	08/01/2040	15,920	16,683,842
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	60,785	25,740,624
Series 2007 A, RB(h)	0.00%	06/01/2047	58,990	13,309,324
Series 2007 B, RB(h)	0.00%	06/01/2047	13,505	2,931,395
Series 2007 C, RB(h)	0.00%	06/01/2056	61,600	6,813,576
State of California;
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2037	12,500	15,395,500
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2038	15,000	18,421,350
Series 2020, Ref. GO Bonds(j)	4.00%	03/01/2040	13,000	15,913,170
Stockton Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2037	6,245	4,427,580
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2038	12,115	8,331,728
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2041	14,735	9,216,006
Series 2011 D, GO Bonds (INS - AGM)(c)(h)	0.00%	08/01/2043	17,145	10,042,169
Vacaville Unified School District;
Series 2020 D, GO Bonds	4.00%	08/01/2042	1,000	1,180,850
Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,170,013
West Hollywood (City of), CA Community Development Department (East Side Redevelopment); Series 2011 A, RB	7.50%	09/01/2042	3,500	3,684,450
				901,533,392
Colorado–5.32%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,485	2,532,787
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,299,078
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,960,901
Amber Creak Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	1,053,778
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	477,943
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,316,248
Series 2018 A, Ref. GO Bonds	5.13%	12/01/2048	3,500	3,700,515
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,706,060
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,588,560
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	$ 3,260	$ 3,477,703
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,341,494
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	526,575
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,225,705
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,857,680
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(d)(e)	6.75%	12/01/2049	3,785	2,882,429
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	890,767
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	3,000	3,179,640
Blue Lake Metropolitan District No. 2; Series 2016 B, GO Bonds	8.00%	12/15/2046	500	517,860
Blue Lake Metropolitan District No. 3; Series 2018 A, GO Bonds	5.25%	12/01/2048	1,750	1,757,140
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	551	573,718
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	689,899
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,835,505
Bromley Park Metropolitan District No. 2; Series 2018 B, Ref. GO Bonds	6.38%	12/15/2047	1,000	1,041,290
Broomfield (City and County of), CO Midcities Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	7.75%	12/15/2046	1,919	1,973,960
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	2,734	2,892,463
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,731,525
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,102,900
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	4,174,040
Cherrylane Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2047	1,338	1,385,285
Series 2018 B, GO Bonds	7.38%	12/15/2047	574	592,965
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,995	4,371,848
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	631,832
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	517,825
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,500	1,562,670
Colorado (State of) Health Facilities Authority; Series 2019 A, Ref. RB	4.00%	01/01/2037	3,050	3,597,658
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	5,190	6,253,483
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2019 B, Ref. RB	4.00%	01/01/2040	3,000	3,506,490
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	705	649,404
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	1,040	1,084,793
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,345,300
Copper Ridge Metropolitan District;
Series 2019, RB	5.00%	12/01/2039	4,250	4,153,185
Series 2019, RB	5.00%	12/01/2043	2,750	2,644,620
Copperleaf Metropolitan District No. 3;
Series 2017 A, GO Bonds	5.00%	12/01/2037	500	519,920
Series 2017 A, GO Bonds	5.13%	12/01/2047	700	722,547
Series 2017 B, GO Bonds	7.63%	12/15/2047	506	524,783
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)(m)	7.25%	12/01/2037	1,025	871,250
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,313,588
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,165	2,230,664
Series 2019, GO Bonds	7.75%	12/15/2049	616	632,743
Cundall Farms Metropolitan District;
Series 2017 B, GO Bonds	7.38%	12/15/2047	750	770,040
Series 2017 C, GO Bonds	12.00%	12/15/2049	792	804,585
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	4,010	4,094,932
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	3,000	3,098,940
Denver Connection West Metropolitan District; Series 2017 A, GO Bonds	5.38%	08/01/2047	1,250	1,301,300
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,359	1,437,904
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,246,724
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,444,002
Deutsche Bank Spears/Lifers Trust; Series 2013, RB(e)(j)	5.25%	01/01/2044	14,350	17,068,392
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Dinosaur Ridge Metropolitan District; Series 2019 A, Ref. RB	5.00%	06/01/2049	$ 1,275	$ 1,309,846
Dublin North Metropolitan District No. 2; Series 2018 A, GO Bonds	5.13%	12/01/2047	1,672	1,725,504
Eagle River Water and Sanitation District;
Series 2020 A, RB (INS -AGM)(c)	4.00%	12/01/2045	1,250	1,491,987
Series 2020 A, RB (INS -AGM)(c)	4.00%	12/01/2049	2,200	2,607,198
Elbert (County of), CO & Highway 86 Commercial Metropolitan District; Series 2008 A, RB(g)(m)	7.50%	12/01/2032	4,475	3,356,250
Elbert (County of), CO & Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(e)	5.75%	12/01/2046	2,600	2,855,814
Erie (Town of), CO Farm Metropolitan District;
Series 2016 A, GO Bonds	5.50%	12/01/2045	2,000	2,068,380
Series 2016 B, GO Bonds	7.75%	12/15/2045	600	617,904
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,147,833
Evan’s Place Metropolitan District; Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,575	1,583,253
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	548,506
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,040	1,066,603
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(e)	6.00%	12/01/2049	2,965	3,055,848
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	956,959
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds(k)(l)	7.25%	12/01/2020	1,780	1,780,000
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	439	458,667
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,498,731
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	948,014
Hawthorn Metropolitan District No. 2; Series 2017 C, GO Bonds	10.00%	12/15/2051	928	950,504
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(e)	7.75%	12/15/2050	515	525,382
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,431,312
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,465,050
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,874,366
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,015	5,286,362
Iliff Commons Metropolitan District No. 3; Series 2016 A, GO Bonds	6.00%	12/01/2046	767	788,376
Interpark Metropolitan District; Series 2018, GO Bonds(e)	5.50%	12/01/2048	2,235	2,335,061
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,398,415
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	9,910	10,271,517
Jones District Community Authority Board; Series 2020 A, RB(d)	5.75%	12/01/2050	6,800	5,288,292
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(e)	5.63%	12/01/2050	1,695	1,760,952
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,900	2,945,617
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,905,363
Lewis Pointe Metropolitan District; Series 2017, GO Bonds	7.75%	12/15/2047	1,619	1,569,378
Leyden Ranch Metropolitan District;
Series 2017 B, GO Bonds	7.00%	12/15/2047	500	515,965
Series 2017 C, GO Bonds	11.00%	12/15/2050	600	600,102
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	1,195	1,236,921
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,041,297
Littleton Village Metropolitan District No. 2; Series 2018, Ref. GO Bonds	7.63%	12/15/2028	1,140	1,205,003
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,231,262
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	537,750
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	769,522
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	619,304
Millers Landing Business Improvement District;
Series 2018 A, RB(e)	6.00%	12/01/2048	8,065	8,335,097
Series 2018 B, RB(e)	8.00%	12/01/2048	2,185	2,210,805
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,493,828
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	1,033,040
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,006,293
North Holly Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2048	1,760	1,838,901
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	7,564,634
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	17,975,460
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	$ 1,705	$ 1,756,389
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	917,712
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,236,012
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	1,590	1,460,940
Series 2007 B, Ref. GO Bonds	7.63%	12/01/2023	129	127,264
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	2,290	2,416,706
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,290	2,419,751
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,336,548
Prairiestar Metropolitan District No. 2; Series 2016, GO Bonds	5.75%	12/01/2046	2,595	2,700,227
PV-ERU Holding Trust; Series 2019, RB(h)	0.00%	02/14/2039	12,585	2,642,850
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,335,293
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,574,837
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,077,480
Sabell Metropolitan District;
Series 2020 A, GO Bonds(e)	5.00%	12/01/2050	1,060	1,110,424
Series 2020 B-3, GO Bonds(e)	8.25%	12/15/2050	605	615,345
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	6,382,894
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,738,247
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(e)	5.13%	12/01/2050	1,630	1,694,907
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	612,753
Sheridan Station West Metropolitan District; Series 2017, GO Bonds	6.00%	12/01/2047	1,200	1,238,052
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	880	981,737
Series 2019, RB	5.00%	12/01/2049	2,835	3,015,391
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,974,047
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	1,054,750
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	2,295,636
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	835,483
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,412,646
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,330	1,366,176
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,825,712
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,877,496
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,012,163
Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	750	763,425
Stone Creek Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2047	2,000	2,107,480
Series 2018, GO Bonds	7.88%	12/15/2047	600	630,192
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(k)(l)	7.13%	12/01/2020	650	650,000
Table Mountain Metropolitan District; Series 2016 B, GO Bonds(k)(l)	7.75%	12/15/2021	569	627,470
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,979,142
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds(k)(l)	5.00%	12/01/2023	294	329,415
Series 2016 A, GO Bonds	6.75%	11/01/2038	716	739,528
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	2,241,977
Thompson Crossing Metropolitan District No. 6; Series 2015 A, GO Bonds	6.00%	12/01/2044	736	758,080
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,572,210
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,979,439
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	997,172
Trails at Crowfoot Metropolitan District No. 3; Series 2019 A, GO Bonds	5.00%	12/01/2049	2,000	2,053,980
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	$ 1,610	$ 1,691,337
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	526,999
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,570	1,571,272
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(e)	5.63%	12/01/2048	1,375	1,441,165
Villas Eastlake Reservoir Metropolitan District; Series 2016 A, GO Bonds	6.50%	12/01/2046	1,645	1,711,096
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,358,396
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	2,785	2,917,260
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	634,248
Series 2019 B, GO Bonds(e)	7.75%	12/15/2049	504	529,548
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	778,473
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	664,183
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	5,011	5,267,064
Series 2012 B, Ref. GO Bonds	7.30%	12/15/2041	26,763	28,592,350
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, GO Bonds	6.25%	12/15/2040	1,825	1,852,521
				410,787,553
Connecticut–0.14%
Connecticut (State of) Health & Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	4,252,898
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	5,000	5,411,550
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds (Acquired 11/16/2006; Cost $480,879)(f)(g)(i)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	872,300
				10,593,148
Delaware–0.01%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	1,069	1,070,871
District of Columbia–4.05%
District of Columbia (Howard University);
Series 2011 A, RB(k)(l)	6.25%	04/01/2021	985	1,004,513
Series 2011 A, RB(k)(l)	6.50%	04/01/2021	21,135	21,567,529
District of Columbia (Rocketship DC Obligated Group - Issue No. 1); Series 2019 B, RB(e)	5.30%	06/01/2023	310	310,604
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	32,955	33,967,707
Series 2006 C, RB(h)	0.00%	06/15/2055	1,275,680	102,207,482
Series 2006 D, RB(h)	0.00%	06/15/2055	1,055,000	66,844,800
District of Columbia Water & Sewer Authority; Series 2018 B, RB	5.00%	10/01/2049	1,045	1,300,189
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)(j)	4.00%	10/01/2035	11,530	12,883,391
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	4,312,210
Series 2019 A, Ref. RB(b)	5.00%	10/01/2049	16,585	20,288,430
Series 2020 A, Ref. RB(b)	4.00%	10/01/2036	3,400	3,999,930
Series 2020 A, Ref. RB(b)	4.00%	10/01/2038	3,020	3,531,105
Series 2020 A, Ref. RB(b)	4.00%	10/01/2039	2,385	2,782,365
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	20,000	22,341,400
Washington (State of) Metropolitan Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2037	11,000	13,514,270
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	2,174,697
				313,030,622
Florida–8.31%
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	750	825,203
Series 2012 A, Ref. RB	8.00%	10/01/2042	1,000	1,092,180
Series 2012 A, Ref. RB	8.00%	10/01/2046	1,000	1,090,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Amelia Concourse Community Development District;
Series 2007, RB(f)(g)	5.75%	05/01/2038	$ 4,655	$ 4,236,050
Series 2016, RB	6.00%	05/01/2047	2,015	2,136,122
Series 2019 A, RB	5.65%	05/01/2049	2,995	3,255,775
Series 2019 B-2, RB	7.25%	05/01/2029	1,415	1,419,273
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	2,615	2,562,046
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	6.00%	10/01/2042	7,555	7,947,180
Broward (County of), FL;
Series 2019 A, RB	5.00%	09/01/2044	8,605	10,649,204
Series 2019 A, RB(b)	5.00%	10/01/2044	8,400	10,326,456
Series 2019 A, RB(b)	5.00%	10/01/2049	16,405	20,038,707
Buckeye Park Community Development District; Series 2008 A, RB(f)(g)	7.88%	05/01/2038	5,845	2,513,350
Canaveral Port Authority; Series 2018 A, RB(b)	5.00%	06/01/2045	9,320	10,604,762
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,682,860
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,176,802
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	3,200	2,984,000
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.63%	08/01/2037	1,025	842,919
Series 2017, RB(e)	5.88%	08/01/2052	3,925	2,997,679
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	850	920,210
Series 2018 A, RB(e)	5.38%	06/15/2048	1,590	1,695,846
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(e)	5.00%	12/15/2050	3,955	4,216,940
Series 2020, RB(e)	5.00%	12/15/2055	2,845	3,025,999
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(e)	5.75%	06/01/2054	3,735	3,934,935
Series 2019 B, RB(e)	6.00%	06/01/2028	390	391,342
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(e)	5.00%	10/15/2047	1,100	1,166,803
Series 2017 A, RB(e)	5.00%	10/15/2052	755	798,526
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	827,009
Series 2015, RB	5.75%	11/01/2047	1,860	2,032,571
CFM Community Development District;
Series 2004 A, RB(f)(g)	6.25%	05/01/2035	1,987	317,948
Series 2004 A-1, RB (Acquired 08/20/2019; Cost $5,661,889)(g)(i)	6.25%	05/01/2035	7,153	5,006,979
Series 2004 A-2, RB	6.25%	05/01/2035	7,695	6,911,803
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	7,075	6,367,500
City of South Miami Health Facilities Authority, Inc.; Series 2017, Ref. RB(j)	4.00%	08/15/2036	14,000	15,863,960
Clearwater Cay Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(e)	5.00%	12/01/2037	1,150	1,209,547
Series 2017 A, RB(e)	5.00%	12/01/2047	1,875	1,936,425
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	760,500
CrossCreek Community Development District;
Series 2007 A, RB(f)	5.60%	05/01/2039	15	12,014
Series 2016 A, RB	5.60%	05/01/2037	785	791,296
Escambia (County of), FL Health Facilities Authority; Series 2020, Ref. RB	4.00%	08/15/2045	7,000	7,621,110
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(e)	5.00%	07/15/2046	6,045	6,435,447
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	330,768
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	1,078,969
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(b)(e)(l)	6.38%	01/01/2026	13,000	11,468,990
Series 2019 A, Ref. RB(b)(e)(l)	6.50%	01/01/2029	17,000	15,033,950
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $5,021,799)(i)	7.00%	03/01/2030	$ 5,022	$ 4,439,069
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $66,159)(i)	1.00%	03/01/2030	2,653	1,326,713
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	2,620	2,620,865
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	4.00%	10/01/2052	7,500	8,215,875
Series 2019 A, RB(b)	5.00%	10/01/2044	16,420	20,304,972
Series 2019 A, RB(b)	5.00%	10/01/2049	18,755	23,027,389
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	310	310,192
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 A, RB(b)	5.00%	10/01/2048	11,500	13,734,910
Series 2018 E, RB(b)	5.00%	10/01/2043	13,120	15,844,499
Hillsborough (County of), FL Port District (Tamp Port Authority); Series 2018 B, RB(b)	5.00%	06/01/2046	9,700	11,291,091
Indigo Community Development District; Series 2005, RB(f)(g)	5.75%	05/01/2036	4,775	3,342,500
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(e)	5.00%	01/15/2049	820	869,430
Series 2019, RB(e)	5.00%	01/15/2054	635	670,922
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,065,880
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB(e)	7.13%	01/01/2052	15,300	13,916,421
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,018	1,934,390
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	1,685	1,735,045
Series 2018 A, RB(e)	5.75%	07/15/2053	1,830	1,927,814
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(e)	5.75%	12/01/2052	1,785	1,805,510
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,725	2,728,188
Magnolia Creek Community Development District; Series 2007 A, RB(f)(g)	5.90%	05/01/2039	5,360	964,800
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	185	186,486
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	11,738
Miami-Dade (County of), FL;
Series 2013 B, RB(b)	6.00%	10/01/2042	2,460	2,731,510
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	18,645	22,097,681
Miami-Dade (County of), FL Transit System; Series 2018, RB(j)	4.00%	07/01/2045	11,000	12,715,560
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2019 B, RB(j)	4.00%	10/01/2049	80,000	94,572,800
Montecito Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	5,210	3,959,600
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB	6.90%	01/01/2038	9,150	9,149,725
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,564,200
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	2,000	2,091,520
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	11,440	13,003,390
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	3,000	3,271,290
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	10,900	10,909,919
Palm River Community Development District; Series 2007 A, RB(f)(g)	5.38%	05/01/2036	1,565	782,500
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB(k)(l)	7.13%	09/15/2021	2,250	2,365,132
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,996,522
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	844,336
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(b)(e)	5.88%	01/01/2033	20,000	20,632,400
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	3,543,000
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Series 2015-1, RB	6.60%	05/01/2033	445	451,275
Series 2015-2, RB	6.60%	05/01/2036	2,600	2,621,190
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	130	130,038
River Glen Community Development District; Series 2006 A, RB(f)(g)	5.45%	05/01/2038	1,792	1,792,215
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(c)	6.25%	07/01/2028	$ 134	$ 134,176
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	3,670	3,670,624
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	6,535	5,445,681
Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	8,750	4,410,612
Series 2005 B-1, Ref. RB(f)	5.13%	05/01/2023	5,205	5,183,897
Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,631,534
South Fork East Community Development District; Series 2013 A, Ref. RB	6.50%	05/01/2038	3,355	3,355,939
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(f)(g)	5.25%	10/01/2041	1,000	700,000
St. Petersburg (City of), FL; Series 2019 A, RB	5.00%	10/01/2049	7,495	9,547,955
State of Florida;
Series 2018, GO Bonds(j)	4.00%	07/01/2037	3,725	4,466,163
Series 2018, GO Bonds(j)	4.00%	07/01/2038	4,030	4,820,202
Series 2018, GO Bonds(j)	4.00%	07/01/2039	4,195	5,004,257
Series 2018, GO Bonds(j)	4.00%	07/01/2040	4,360	5,183,342
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	590	590,572
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	12,945	12,953,026
Treeline Preserve Community Development District; Series 2007 A, RB(f)(g)	6.80%	05/01/2039	4,950	2,475,000
Villages of Avignon Community Development District; Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	52,850
Villages of Glen Creek Community Development District;
Series 2016 A, RB	4.75%	05/01/2026	420	428,152
Series 2016 A, RB	5.25%	05/01/2036	1,080	1,111,180
Series 2016 A, RB	5.38%	05/01/2046	4,245	4,364,030
Waterford Estates Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2037	2,754	1,927,977
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	119	119,081
Series 2012 A-2, Ref. RB	6.60%	05/01/2039	1,835	1,858,011
Waterstone Community Development District;
Series 2007 A, RB(d)(g)	6.88%	05/01/2037	1,214	827,217
Series 2007 B, RB(g)(h)	0.00%	11/01/2028	8,232	4,564,854
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	8,695	7,107,554
Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800
Westridge Community Development District; Series 2005, RB(f)	5.80%	05/01/2037	1,600	1,600,880
Westside Community Development District;
Series 2019 2, RB(f)(g)	5.65%	05/01/2037	1,065	810,454
Series 2019 2, RB(f)(g)	7.20%	05/01/2038	520	401,274
Wyld Palms Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,340	1,041,600
Zephyr Ridge Community Development District; Series 2006 A, RB(f)(g)	5.63%	05/01/2037	2,634	1,159,169
				641,852,332
Georgia–1.90%
Atlanta (City of), GA; Series 2019 D, RB(b)	4.00%	07/01/2040	4,000	4,601,040
Atlanta (City of), GA Department of Aviation; Series 2019 B, RB(b)	5.00%	07/01/2044	23,280	28,645,109
Cobb (County of), GA Development Authority;
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $1,445,000)(e)(f)(i)	6.00%	07/01/2036	1,445	1,141,824
Series 2016 A, Ref. RB (Acquired 10/03/2016; Cost $5,342,026)(e)(f)(i)	6.00%	07/01/2051	5,440	3,862,074
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.);
Series 2019 A, Ref. RB(e)	5.00%	01/01/2039	7,325	6,145,382
Series 2019 A, Ref. RB(e)	5.13%	01/01/2049	6,000	4,766,520
Series 2019 A, Ref. RB(e)	5.25%	01/01/2054	5,000	3,973,900
Series 2019 B, Ref. RB(e)	6.13%	01/01/2027	2,800	2,712,248
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	$ 3,100	$ 2,937,064
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,455,097
Series 2018 A, RB	6.25%	12/01/2048	17,030	15,804,351
Series 2018 A, RB	6.50%	12/01/2053	13,210	12,558,615
Gainesville (City of) & Hall (County of), GA Development Authority;
Series 2017, Ref. RB	5.00%	03/01/2047	7,360	6,812,858
Series 2017, Ref. RB	5.13%	03/01/2052	225	210,033
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(e)(h)	0.00%	06/01/2024	2,250	2,040,795
Series 2014 A, RB(e)(h)	0.00%	06/01/2034	3,750	1,659,450
Series 2014 B, RB(d)(e)	7.00%	06/01/2049	13,600	11,255,224
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB(k)(l)	5.13%	03/15/2021	1,055	1,070,013
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	7,965	8,496,584
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	3,400	4,087,514
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,588,545
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,571,034
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,988,957
Series 2018 A-2, RB(l)	5.50%	12/01/2028	2,090	2,050,332
Series 2018, RB	5.50%	12/01/2028	6,375	6,190,571
				146,625,134
Hawaii–0.09%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2033	2,250	2,663,595
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	704,676
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	717,336
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	894,765
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	504,522
Hawaii (State of) Department of Transportation; Series 1997, RB(b)	5.63%	11/15/2027	610	611,055
Kuakini Health System; Series 2002 A, RB	6.30%	07/01/2022	760	762,994
				6,858,943
Idaho–0.04%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	897,091
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(e)	6.00%	07/01/2039	370	428,974
Series 2018 A, RB(e)	6.00%	07/01/2054	1,135	1,294,082
Series 2018 B, RB(e)	5.88%	07/01/2022	60	60,209
Nampa Local Improvement District No. 148; Series 2010, RB	6.63%	09/01/2030	84	86,495
				2,766,851
Illinois–4.64%
Carol Stream Park District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	5.00%	01/01/2037	3,000	3,578,280
Caseyville (Village of), IL; Series 2004, RB(f)(g)	7.00%	12/30/2022	30,685	306,850
Chicago (City of), IL (Chicago Midway International Airport); Series 2014 A, Ref. RB(b)	5.00%	01/01/2033	3,000	3,300,120
Chicago (City of), IL (Chicago O’Hare International Airport);
Series 2018 B, RB	5.00%	01/01/2053	16,890	20,366,638
Series 2018, RB(b)	5.00%	07/01/2048	3,750	4,303,875
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,063
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(b)	5.00%	01/01/2047	2,500	2,881,350
Series 2017 D, RB(b)	5.00%	01/01/2052	5,000	5,739,050
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	24,000	28,726,560
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	8,307,110
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,768,560
Series 2016, RB	6.00%	04/01/2046	5,700	6,641,697
Series 2018, RB	5.00%	04/01/2046	7,555	8,224,449
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 A, GO Bonds	5.00%	12/01/2044	$ 6,870	$ 7,882,913
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	900	901,080
Franklin Park (Village of), IL; Series 2011, GO Bonds (INS - AGM)(c)	6.25%	07/01/2030	1,585	1,634,642
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	2,069	2,067,004
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds (Acquired 09/02/2009; Cost $4,913,092)(f)(i)	5.50%	12/01/2027	6,165	4,223,025
Series 2007 A, Ref. GO Bonds (Acquired 09/03/2009; Cost $1,365,806)(f)(i)	5.63%	12/01/2032	1,800	1,233,000
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,785,600
Series 2014, GO Bonds	5.00%	02/01/2039	2,865	2,969,057
Series 2016 A, RB	4.00%	06/15/2032	5,000	5,298,600
Series 2016 C, Ref. RB	4.00%	06/15/2031	5,000	5,322,600
Series 2016 D, Ref. RB	4.00%	06/15/2030	10,625	11,352,600
Series 2017 C, GO Bonds	5.00%	11/01/2029	22,625	24,623,240
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,228,000
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,673,354
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,316,170
Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,962,984
Illinois (State of) Finance Authority;
Series 2006, RB(b)	6.50%	12/01/2037	9,085	8,458,771
Series 2007, RB(b)	6.10%	12/01/2041	5,140	4,855,758
Series 2012 A, RB	6.00%	10/01/2048	1,000	1,034,970
Series 2012, RB	6.50%	12/01/2032	11,520	11,524,262
Series 2017, Ref. RB	5.00%	02/15/2027	2,000	1,976,140
Series 2017, Ref. RB	5.00%	02/15/2037	7,000	6,347,810
Series 2017, Ref. RB	5.13%	05/15/2038	1,000	929,610
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,959,727
Series 2017, Ref. RB	5.00%	08/01/2042	575	637,244
Series 2017, Ref. RB	5.13%	02/15/2045	3,120	2,712,684
Series 2017, Ref. RB	5.25%	05/15/2054	2,825	2,465,971
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,941,705
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	2,581,344
Illinois (State of) Finance Authority (Northshore University);
Series 2020, Ref. RB	4.00%	08/15/2040	4,000	4,716,520
Series 2020, Ref. RB	4.00%	08/15/2041	1,750	2,056,267
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	610,224
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,379,928
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	770,336
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,650	4,073,363
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,902,832
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(e)	5.45%	01/01/2046	1,640	1,617,860
Series 2016 A, RB(e)	5.60%	01/01/2056	1,775	1,778,798
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 B, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2046	15,000	6,137,550
Series 2017, Ref. RB (INS - AGM)(c)(h)	0.00%	12/15/2056	22,000	5,987,960
Manhattan (Village of), IL; Series 2007, RB(f)(g)(l)	5.75%	03/01/2021	1,778	444,500
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,306,840
Metropolitan Pier & Exposition Authority;
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2043	6,450	2,989,962
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2044	10,225	4,545,115
Series 2010 B-1, Ref. RB (INS - AGM)(c)(h)	0.00%	06/15/2047	31,755	12,499,085
Series 2012 B, RB (INS - AGM)(c)(h)	0.00%	12/15/2041	5,000	2,475,100
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - AGM)(c)(h)	0.00%	12/15/2040	15,000	7,746,600
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	$ 2,000	$ 1,964,900
Mundelein (Village of), IL; Series 2019, GO Bonds (INS - AGM)(c)	4.00%	12/15/2044	4,500	5,265,585
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB(f)(g)	6.00%	03/01/2036	1,781	1,451,515
Quad Cities Regional Economic Development Authority (Pheasant Ridge Apartments); Series 2005, RB(b)	6.38%	08/01/2040	5,155	3,644,538
Sales Tax Securitization Corp.;
Series 2018 A, Ref. RB (INS - BAM)(c)	5.00%	01/01/2038	12,830	15,118,230
Series 2018 A, Ref. RB	5.00%	01/01/2048	4,000	4,610,520
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	2,795	2,114,949
Series 2008 A, Ref. RB(g)	7.00%	10/01/2022	9,150	5,307,000
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	1,500	1,506,840
Upper Illinois River Valley Development Authority; Series 2012, RB	6.50%	12/01/2032	12,415	12,470,123
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,234,696
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	4,000	4,659,360
				358,461,563
Indiana–2.03%
Allen (County of), IN; Series 2019, RB	6.38%	02/01/2039	10,000	10,487,300
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB	5.38%	01/01/2040	2,745	2,807,119
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	11,925	10,944,884
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,449,825
Fort Wayne (City of), IN;
Series 2017, RB	5.13%	01/01/2032	595	597,446
Series 2017, RB	5.35%	01/01/2038	3,850	3,849,654
Series 2018, RB(e)	5.63%	01/01/2038	7,000	7,193,900
Indiana (State of) Finance Authority;
Series 2011, RB	5.50%	11/15/2031	1,675	1,715,451
Series 2011, RB	5.75%	11/15/2041	2,850	2,917,602
Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,221,462
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(e)	5.90%	07/01/2038	770	802,817
Series 2018 A, Ref. RB(e)	6.00%	07/01/2048	685	715,750
Indiana (State of) Finance Authority (Parkview Health); Series 2018 A, RB	4.00%	11/01/2048	10,000	11,396,300
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,225	6,365,187
Series 2016, RB	5.50%	01/01/2037	3,950	3,996,847
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(e)	5.38%	10/01/2040	7,000	7,090,300
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(e)	5.00%	01/01/2039	3,365	3,252,138
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(e)	5.25%	11/01/2040	4,500	4,528,440
Kokomo (City of), IN;
Series 2017, RB	5.75%	01/01/2034	1,095	1,144,888
Series 2017, RB	5.88%	01/01/2037	4,570	4,776,061
Lafayette (City of), IN;
Series 2017, RB	5.60%	01/01/2033	1,060	1,100,662
Series 2017, RB	5.80%	01/01/2037	5,160	5,368,309
Merrillville (Town of), IN; Series 2016, RB	5.75%	04/01/2036	4,965	5,113,603
Michigan City (City of), IN; Series 2016, RB	5.15%	01/01/2037	14,565	14,237,433
Mishawaka (City of), IN;
Series 2017, RB(e)	5.10%	01/01/2032	500	501,365
Series 2017, RB(e)	5.38%	01/01/2038	5,475	5,482,720
Series 2018, RB	5.75%	10/01/2038	17,510	17,354,336
Muncie (City of), IN; Series 2016, RB	5.25%	01/01/2037	2,560	2,543,411
Plainfield (Town of), IN; Series 2018, RB	5.38%	09/01/2038	8,000	8,087,680
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,879,651
Vincennes (City of), IN; Series 2016, Ref. RB(e)	6.25%	01/01/2029	3,000	2,994,450
				156,916,991
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.18%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	$ 1,405	$ 1,445,857
Series 2018, RB	6.00%	10/01/2048	2,780	2,851,057
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	495	465,325
Series 2007, RB(f)	5.90%	12/01/2028	1,160	58,000
Series 2018, RB	5.00%	08/01/2038	750	781,260
Series 2018, RB	5.13%	08/01/2048	1,750	1,819,317
Series 2018, RB	5.25%	08/01/2055	2,500	2,599,250
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	1,000	1,006,880
Iowa (State of) Tobacco Settlement Authority; Series 2005 A, RB	6.50%	06/01/2023	2,605	2,647,670
				13,674,616
Kansas–0.02%
Olathe (City of), KS; Series 2006, RB(f)(g)	5.00%	03/01/2026	2,803	1,205,512
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	505	452,404
				1,657,916
Kentucky–0.06%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	1,000	1,091,480
Kentucky (Commonwealth of) Property & Building Commission (Project No. 119);
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2033	900	1,134,342
Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2034	800	1,001,216
Kuttawa (City of), KY; Series 1999, RB	6.75%	03/01/2029	1,540	1,534,025
				4,761,063
Louisiana–0.65%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(e)	5.25%	05/01/2043	1,220	1,258,198
Series 2019, RB(e)	4.40%	11/01/2044	3,385	3,515,560
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, Ref. RB	5.00%	01/01/2049	16,535	14,837,682
Series 2019 A, Ref. RB	5.00%	01/01/2055	12,000	10,500,120
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	2,575	2,827,711
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	11,415	10,589,581
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010, RB(e)	6.35%	07/01/2040	5,115	6,169,406
Series 2010, RB(e)	6.35%	10/01/2040	440	530,702
				50,228,960
Maine–0.21%
Maine (State of) Finance Authority; Series 2015 R-2, RB(b)(e)(l)	4.38%	08/01/2025	2,000	2,185,260
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/2041	2,000	2,039,980
Rumford (Town of), ME; Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,267,821
				16,493,061
Maryland–1.14%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,129,711
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,399,562
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	$ 2,780	$ 2,548,871
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	3,992,125
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,337,640
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,111,712
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	918,220
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,014,909
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,066,378
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,240,004
Baltimore (County of), MD; Series 2018, GO Bonds(j)	4.00%	03/01/2040	9,525	11,264,170
Maryland Stadium Authority;
Series 2018, RB(j)(k)	5.00%	05/01/2047	25,950	31,764,098
Series 2018, RB(g)(j)(k)	5.00%	05/01/2047	20,000	24,481,000
				88,268,400
Massachusetts–0.57%
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program); Series 2019 A, RB	5.00%	06/01/2049	1,000	1,273,000
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2011 B, RB(h)	0.00%	11/15/2056	1,400	222,180
Series 2011, RB	6.00%	07/01/2041	6,955	6,959,660
Series 2018, RB(e)	5.13%	11/15/2046	4,565	4,910,433
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(b)	5.00%	07/01/2038	5,000	6,240,800
Series 2019 A, Ref. RB(b)	5.00%	07/01/2039	6,000	7,472,940
Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	4,000	4,963,600
Saugus (Town of), MA;
Series 2018, GO Bonds(j)	4.00%	03/01/2039	2,240	2,626,691
Series 2018, GO Bonds(j)	4.00%	03/01/2040	2,500	2,926,350
Series 2018, GO Bonds(j)	4.00%	03/01/2041	2,670	3,117,732
Series 2018, GO Bonds(j)	4.00%	03/01/2042	2,750	3,202,265
				43,915,651
Michigan–3.21%
Academy of Warren; Series 2020 A, Ref. RB(e)	5.50%	05/01/2050	1,000	1,024,350
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	429,112
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,225,596
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,560	1,679,402
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,754,796
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	4,210,628
Detroit (City of), MI;
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2021	343	343,290
Series 2003, GO Bonds (INS - SGI)(c)	5.25%	04/01/2023	15	15,522
Series 2004, GO Bonds (INS - AMBAC)(c)	5.00%	04/01/2021	907	908,527
Series 2004, GO Bonds (INS - AMBAC)(c)	5.25%	04/01/2022	206	206,527
Detroit (City of), MI Local Development Finance Authority;
Series 1997 B, RB	6.70%	05/01/2021	410	410,906
Series 1997 C, RB	6.85%	05/01/2021	175	175,408
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(c)(e)(j)	5.25%	05/01/2029	10,100	20,807,465
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,261,288
Series 2019 A, Ref. RB	5.75%	04/01/2049	20,310	19,593,666
Series 2019 A, Ref. RB	5.75%	04/01/2054	12,000	11,386,920
Series 2019 B, RB	6.00%	04/01/2027	5,420	5,349,919
Series 2019 C-2, RB	3.50%	04/01/2023	3,340	3,266,019
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,834,653
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	$ 1,400	$ 1,400,742
Series 2007, RB	6.50%	12/01/2037	575	575,713
Series 2008 C, RB(h)	0.00%	06/01/2058	1,596,250	72,342,050
Series 2010 A, RB	5.90%	12/01/2030	1,400	1,401,120
Series 2014, Ref. RB(e)	6.75%	07/01/2044	22,320	22,973,530
Series 2015 B, Ref. RB	5.00%	05/15/2034	1,215	1,398,331
Series 2017, Ref. RB	5.25%	02/01/2032	3,000	3,171,000
Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,204,240
Series 2019 A, RB	4.00%	11/15/2050	15,000	17,170,950
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	236,254
Michigan (State of) State Housing Development Authority;
Series 2019 A, RB	4.00%	12/01/2044	5,000	5,519,700
Series 2019 A, RB	4.00%	06/01/2049	2,500	2,744,625
Michigan State University Board of Trustees;
Series 2019 B, RB	5.00%	02/15/2044	3,820	4,744,364
Series 2019 B, RB	5.00%	02/15/2048	5,350	6,596,924
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,501,417
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,500	3,561,880
Series 2016, Ref. RB	5.00%	11/01/2035	2,800	2,841,188
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,350	13,378,035
				247,646,057
Minnesota–0.62%
Bethel (City of), MN;
Series 2018, RB	5.00%	06/01/2053	600	606,978
Series 2018, RB	5.25%	06/01/2058	1,625	1,656,899
Series 2019, RB	5.00%	05/01/2054	2,610	2,724,892
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,269,361
Brooklyn Center (City of), MN;
Series 2016 A, RB	5.50%	11/01/2035	6,895	6,411,523
Series 2016 B, RB	6.50%	11/01/2035	3,080	2,861,104
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	5,528,827
Duluth (City of), MN Economic Development Authority;
Series 2018, RB	5.45%	12/01/2046	380	349,425
Series 2018, RB	5.63%	12/01/2055	1,000	920,880
International Falls (City of), MN; Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,570,197
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	3,000	3,323,730
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(e)	5.00%	08/01/2053	500	507,850
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	6.25%	07/01/2037	1,075	1,207,085
Series 2017 A, RB(e)	6.50%	07/01/2048	4,740	5,303,159
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	487,077
St. Paul (City of), MN Housing & Redevelopment Authority;
Series 2004, RB	6.25%	03/01/2029	1,832	1,591,825
Series 2006, RB	5.63%	10/01/2033	1,357	1,359,431
Series 2017 A, RB(e)	5.50%	07/01/2052	1,075	1,163,569
Series 2019, RB	5.00%	07/01/2049	1,000	1,100,270
Series 2019, RB	5.00%	07/01/2055	1,000	1,094,080
				48,038,162
Mississippi–0.41%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(c)	5.00%	03/01/2036	10,000	13,786,200
Mississippi State University Educational Building Corp.; Series 2017, Ref. RB(j)	4.00%	08/01/2043	13,015	14,810,289
Stonebridge Public Improvement District; Series 2007, RB(f)	7.50%	10/01/2042	16,410	1,312,800
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	$ 1,385	$ 1,397,701
				31,306,990
Missouri–0.88%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(f)(i)	5.75%	06/01/2026	4,900	1,078,000
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(g)	7.05%	05/01/2027	11,600	8,077,196
Series 2005, RB	5.25%	06/01/2021	40	39,996
Series 2005, RB	5.50%	06/01/2029	2,970	2,946,181
Series 2007 A, RB(g)	5.75%	05/01/2026	2,185	1,553,688
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)(m)	6.13%	12/01/2036	570	370,500
Chesterfield Valley Transportation Development District; Series 2018, RB(d)	5.50%	05/15/2046	5,000	2,768,050
Chillicothe (City of), MO (South U.S. 65);
Series 2006, RB(g)	5.50%	04/01/2021	285	277,447
Series 2006, RB(g)	5.63%	04/01/2027	3,100	2,665,969
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(m)	5.00%	05/01/2026	3,020	1,208,000
Series 2006 A, RB(g)(m)	5.00%	05/01/2036	3,825	1,530,000
Grindstone Plaza Transportation Development District;
Series 2006 A, RB	5.25%	10/01/2021	120	118,493
Series 2006 A, RB	5.40%	10/01/2026	400	369,376
Series 2006 A, RB	5.55%	10/01/2036	115	93,249
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	5.25%	12/01/2048	4,900	5,044,599
Kansas City (City of), MO Industrial Development Authority;
Series 2004 A, RB(b)	6.75%	07/01/2036	1,040	1,020,313
Series 2019, RB(e)	5.00%	07/01/2040	5,835	5,681,773
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(c)	5.00%	03/01/2049	5,000	6,066,000
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,890	1,879,114
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(f)(g)	5.50%	03/01/2021	1,200	744,000
Series 2007, RB(f)(g)	5.75%	03/01/2029	750	465,000
Series 2012, RB	6.00%	05/01/2042	2,800	2,800,420
Move Rolla Transportation Development District; Series 2017, RB	4.63%	06/01/2042	2,095	2,266,622
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	678	591,901
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	795	739,676
St Louis (County of), MO; Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	498,600
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	5.00%	10/01/2046	2,750	2,679,737
St. Louis (City of), MO;
Series 2007, RB(g)(m)	6.30%	04/01/2027	3,043	699,890
Series 2007, RB(g)	5.50%	05/29/2028	2,031	828,519
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority;
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,485,240
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,963,080
St. Louis (County of), MO;
Series 2006, RB(g)(m)	6.00%	08/21/2026	4,102	1,220,860
Series 2007 A, RB(g)	5.50%	01/20/2028	2,285	1,142,500
Series 2007 B, RB(g)(m)	5.50%	01/20/2028	1,510	362,400
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(e)	5.88%	03/01/2033	3,100	3,130,287
Stone Canyon Community Improvement District;
Series 2007, RB(f)(g)	5.70%	04/01/2022	1,865	484,900
Series 2007, RB(f)(g)	5.75%	04/01/2027	975	253,500
				68,282,476
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(g)(m)	6.25%	09/01/2031	$ 5,935	$ 415,450
Nevada–0.91%
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	975	978,315
Series 2007 A, RB	5.05%	02/01/2031	750	752,115
Series 2018 A, GO Bonds(j)	5.00%	05/01/2048	27,500	33,388,025
Clark (County of), NV (Stadium Improvement Bonds);
Series 2018 A, GO Bonds	5.00%	06/01/2043	7,160	8,777,301
Series 2018 A, GO Bonds	5.00%	05/01/2048	17,500	21,246,925
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	1,000	1,078,970
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	255	256,058
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(e)(h)	0.00%	07/01/2058	27,500	3,970,175
				70,447,884
New Hampshire–0.38%
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	1,400	1,436,008
Series 2019 A, RB(e)	5.63%	07/01/2046	770	798,051
Series 2019 A, RB(e)	5.75%	07/01/2054	2,680	2,784,842
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB(k)(l)	6.88%	07/01/2021	1,825	1,894,660
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/14/2017-02/13/2020; Cost $1,172,446)(e)(i)	5.25%	07/01/2027	1,100	1,000,703
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,725,000)(e)(i)	6.13%	07/01/2037	1,725	1,481,792
Series 2017 A, RB (Acquired 06/12/2017; Cost $865,000)(e)(i)	6.25%	07/01/2042	865	724,541
Series 2017 A, RB (Acquired 06/12/2017-04/28/2020; Cost $12,692,763)(e)(i)	6.13%	07/01/2052	14,375	11,284,663
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	7,418	8,214,680
				29,619,940
New Jersey–1.88%
New Jersey (State of);
Series 2020 A, GO Bonds	4.00%	06/01/2031	5,000	6,101,200
Series 2020 A, GO Bonds	4.00%	06/01/2032	5,000	6,133,250
New Jersey (State of) Economic Development Authority;
Series 2014 A, RB(e)	6.00%	10/01/2034	565	601,838
Series 2014 A, RB(e)	6.20%	10/01/2044	750	794,618
Series 2017 A, RB	5.00%	07/01/2047	650	605,709
Series 2017 A, RB(e)	5.38%	07/01/2047	1,865	1,936,541
Series 2017 A, Ref. RB(e)	5.13%	09/01/2052	2,055	2,148,338
Series 2017, RB	5.00%	07/15/2047	1,875	2,124,300
Series 2018 A, RB (Acquired 08/29/2018-09/13/2018; Cost $2,718,418)(e)(i)	5.75%	09/01/2050	2,630	2,604,831
Series 2018 A, RB(e)	5.38%	10/01/2050	5,000	5,285,700
Series 2018 A, RB(e)	6.50%	11/01/2052	690	797,392
Series 2019 B, RB(e)	5.75%	10/01/2026	765	744,705
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	6,000	5,877,720
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	9,076,594
Series 2012, RB(b)	5.75%	09/15/2027	925	929,033
New Jersey (State of) Economic Development Authority (Leap Academy); Series 2014 A, RB(e)	6.30%	10/01/2049	500	530,585
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	3,205	3,975,450
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,038,820
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,430,316
New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	5,043,400
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $5,000,000)(e)(i)	5.75%	10/01/2038	5,000	4,626,850
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(c)(h)	0.00%	12/15/2037	$ 10,000	$ 6,595,300
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,300	3,806,451
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	4,036,035
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	18,650	22,170,187
Series 2018 B, Ref. RB	5.00%	06/01/2046	39,350	45,340,250
				145,355,413
New Mexico–0.05%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	628,186
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	60	60,536
Series 2015 B, RB	5.90%	09/01/2032	385	388,442
Series 2015 C, RB	5.90%	09/01/2032	480	478,742
Series 2015 D, RB(h)	0.00%	03/01/2032	400	189,404
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,770	1,744,530
				3,489,840
New York–20.45%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(b)(e)	5.50%	12/31/2040	9,655	10,275,720
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(h)	0.00%	06/01/2055	17,700	1,409,982
Essex (County of), NY Industrial Development Agency; Series 2017, RB(b)	6.25%	06/01/2047	4,155	3,801,285
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(e)(f)	5.88%	01/01/2052	5,400	4,050,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2042	5,000	6,120,100
Metropolitan Transportation Authority;
Series 2013 D, RB(k)(l)	5.25%	11/15/2023	1,800	2,066,904
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,920,084
Series 2017, RB(j)	5.25%	11/15/2057	10,000	11,921,800
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	5,005	5,535,680
Series 2016 B-1, RB	5.00%	11/15/2051	10,470	12,059,974
Series 2017 B-1, RB	5.00%	11/15/2042	3,000	3,556,920
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	13,787,930
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	25,595,579
Series 2020 A-1, RB	4.00%	11/15/2051	12,000	12,677,160
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	30,507,570
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	34,585,572
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,019,470
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	13,815	16,099,725
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 02/29/2016; Cost $99,683)(i)	5.88%	01/01/2023	100	59,960
Series 2014 A, RB (Acquired 11/18/2014-08/08/2016; Cost $922,563)(i)	6.50%	01/01/2032	923	553,500
Series 2014 A, RB(i)	6.70%	01/01/2049	7,842	4,705,126
Series 2014 C, RB (Acquired 11/18/2014-11/19/2014; Cost $0)(f)(i)	2.00%	01/01/2049	2,937	293,741
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(b)	4.00%	07/15/2050	7,550	8,625,799
Series 2020 221, RB(b)	4.00%	07/15/2055	44,500	50,459,440
Series 2020 221, RB(b)	4.00%	07/15/2060	17,975	20,228,166
Series 2020 222, Ref. RB	4.00%	07/15/2037	2,000	2,404,020
Series 2020 222, Ref. RB	4.00%	07/15/2038	2,250	2,696,557
Series 2020 222, Ref. RB	4.00%	07/15/2039	2,250	2,685,712
Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,390,880
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB(b)(k)(l)	5.75%	12/31/2020	200	201,298
Series 2010 8, RB	6.00%	12/01/2036	1,955	1,967,708
Series 2010, RB	6.00%	12/01/2042	12,960	13,044,240
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2018 D-1, GO Bonds	5.00%	12/01/2041	$ 9,850	$ 12,205,135
Series 2018 F-1, GO Bonds	5.00%	04/01/2039	1,975	2,426,781
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	5,000	6,250,000
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	32,725	37,864,461
New York (City of), NY Industrial Development Agency; Series 1997, RB(b)(k)	6.20%	10/01/2022	8,670	9,234,244
New York (City of), NY Transitional Finance Authority;
Series 2018 A-1, RB	5.00%	08/01/2040	2,450	3,056,179
Series 2018 S-4A, Ref. RB	4.00%	07/15/2037	5,000	5,809,600
Series 2019 A-3, RB	4.00%	05/01/2042	9,420	10,963,750
Series 2020 D, RB	4.00%	11/01/2038	5,000	6,025,000
Series 2020 D, RB	4.00%	11/01/2039	6,000	7,208,040
Series 2020 D, RB	4.00%	11/01/2046	7,500	8,839,050
Series 2020 D, RB	4.00%	11/01/2047	10,000	11,769,900
Series 2020, RB	4.00%	05/01/2047	17,000	20,022,260
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2048	6,705	7,713,834
Series 2018 C, Ref. RB	5.00%	03/15/2040	10,000	12,447,300
Series 2018 E, Ref. RB	5.00%	03/15/2037	6,500	8,258,315
Series 2018 E, Ref. RB	5.00%	03/15/2042	5,000	6,268,900
Series 2018 XF0685, Revenue Ctfs.(j)	5.00%	03/15/2040	15,000	18,670,950
Series 2019 A, Ref. RB	5.00%	03/15/2045	10,000	12,425,400
Series 2020 A, Ref. RB	4.00%	03/15/2047	10,000	11,729,800
Series 2020 A, Ref. RB	4.00%	03/15/2048	39,290	46,024,699
Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	5,818,600
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	20,000	22,833,200
Series 2020 N, Ref. RB	4.00%	01/01/2046	3,360	3,874,920
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2045	14,600	17,235,008
New York City Transitional Finance Authority Building Aid Revenue; Series 2018 S-3, Ref. RB(j)	5.00%	07/15/2035	25,000	31,450,000
New York City Transitional Finance Authority Future Tax Secured Revenue;
Series 2017 A-3, RB(j)	5.00%	08/01/2041	53,425	65,681,229
Series 2017 B-1, RB(j)	4.00%	08/01/2041	15,000	16,886,250
Series 2017 F-1, RB(j)	5.00%	05/01/2042	75,000	91,432,500
Series 2018 B-1, RB(j)	5.00%	08/01/2045	20,140	24,546,833
Series 2018 C-3, RB(j)	5.00%	05/01/2041	16,810	20,800,358
Series 2018, RB(j)	5.00%	08/01/2042	13,000	16,129,620
New York Counties Tobacco Trust V; Series 2005 S4B, RB(h)	0.00%	06/01/2060	234,000	7,796,880
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. RB	5.75%	11/15/2051	21,750	22,758,982
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	17,500	20,812,575
Series 2002 A, RB	4.00%	11/15/2060	7,000	8,165,010
Series 2020 A, Ref. RB(j)	4.00%	11/15/2050	30,000	35,446,800
New York State Dormitory Authority;
Series 2017 A, RB(j)	5.00%	03/15/2044	15,000	18,123,000
Series 2018 A, RB(j)	5.00%	03/15/2039	13,270	16,557,377
Series 2018 C, Ref. RB(j)	5.00%	03/15/2037	25,000	31,349,000
Series 2018 C, Ref. RB(j)	5.00%	03/15/2041	31,720	39,387,676
Series 2018 E, Ref. RB(j)	5.00%	03/15/2041	10,000	12,573,800
New York State Environmental Facilities Corp.; Series 2018 B, RB	5.00%	06/15/2048	8,320	10,447,590
New York State Urban Development Corp.;
Series 2020 A, RB	5.00%	03/15/2041	5,450	7,078,242
Series 2020 A, RB	5.00%	03/15/2042	4,075	5,274,069
Series 2020 A, RB	4.00%	03/15/2045	13,165	15,518,112
Series 2020 A, RB	4.00%	03/15/2049	16,700	19,567,724
Series 2020 C, Ref. RB	5.00%	03/15/2038	19,000	24,895,700
Series 2020 C, Ref. RB	5.00%	03/15/2047	13,000	16,635,450
Series 2020 C, Ref. RB	5.00%	03/15/2050	50,500	64,360,735
Series 2020, Ref. RB	4.00%	03/15/2039	25,000	29,988,750
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2021	$ 3,000	$ 3,031,110
Series 2020, Ref. RB(b)	5.25%	08/01/2031	16,095	17,572,199
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,755,304
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	41,500	41,872,670
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,438,261
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2016 A, RB(b)	4.00%	07/01/2031	2,525	2,681,904
Series 2016 A, RB(b)	5.00%	07/01/2034	2,500	2,758,975
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(b)	5.00%	10/01/2040	20,000	23,290,200
Series 2020, RB(b)	4.38%	10/01/2045	6,500	7,226,505
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,728,825
Port Authority of New York & New Jersey;
Series 2017 206, Ref. RB(b)(j)	5.00%	11/15/2042	2,000	2,401,400
Series 2017, Ref. RB(b)(j)	5.00%	11/15/2047	19,725	23,517,723
Series 2017, Ref. RB(j)	5.00%	04/15/2057	11,050	12,984,082
Series 2017, Ref. RB(j)	5.00%	05/15/2057	13,000	15,469,610
Series 2019, RB(b)(j)	5.00%	11/01/2049	50,045	61,445,751
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	8,385	8,396,571
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016 A, Ref. RB(b)	5.00%	01/01/2036	975	857,903
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	509,966
				1,579,886,149
North Carolina–0.29%
Charlotte (City of), NC;
Series 2019 B, Ref. COP	4.00%	06/01/2038	1,000	1,203,640
Series 2019 B, Ref. COP	4.00%	06/01/2039	750	900,698
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	18,873,030
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, RB(k)(l)	7.75%	03/01/2021	1,650	1,679,370
				22,656,738
North Dakota–0.10%
Grand Forks (County of), ND (Red River Biorefinery LLC) (Green Bonds); Series 2020, Ref. RB(b)	6.38%	12/15/2043	8,925	7,849,091
Northern Mariana Islands–0.28%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2033	24,265	21,895,037
Ohio–6.21%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,000	4,522,520
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	232,000	260,911,843
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	239,895	35,749,153
Butler (County of), NY Port Authority; Series 2013, Ref. RB	7.00%	07/01/2043	5,645	5,900,944
Cleveland (City of) & Cuyahoga (County of), OH Port Authority;
Series 2018, Ref. RB	5.25%	12/01/2038	815	875,481
Series 2018, Ref. RB	5.50%	12/01/2043	735	793,124
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	3,109,061
Columbus (City of) & Franklin (County of), OH Finance Authority; Series 2007 A, RB	6.00%	05/15/2035	205	205,640
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	14,550	17,156,632
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	5,759,950
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	1,043,900
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,802,623
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
FirstEnergy Solutions Corp.;
Class A3(g)	3.75%	12/01/2023	$ 7,750	$ 146,418
Class B5(g)	3.10%	03/01/2023	2,000	37,785
Class C4(g)	3.00%	05/15/2021	1,500	28,339
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(k)(l)	8.00%	07/01/2022	34,850	38,811,399
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,005	969,946
Series 2004, RB	6.40%	02/15/2034	2,500	2,193,750
Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	3,032,790
Hickory Chase Community Authority; Series 2019, Ref. RB(e)	5.00%	12/01/2040	1,880	1,943,958
Lake (County of), OH; Series 2008 C, Ref. RB	5.75%	08/15/2038	20	20,064
Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	210	210,250
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,202,555
Series 2019, Ref. RB	5.13%	12/01/2049	3,000	3,101,580
Norwood (City of), OH; Series 2017, RB	6.00%	12/01/2046	1,070	1,088,383
Ohio (State of) Air Quality Development Authority; Series 2019, RB(b)(e)	5.00%	07/01/2049	10,000	10,402,800
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(f)(l)	4.25%	09/15/2021	10,795	10,875,962
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	6.00%	10/01/2041	23,700	25,226,280
Series 2018, Ref. RB	5.25%	01/01/2048	5,750	5,357,447
Series 2019, RB	5.00%	11/01/2044	10,960	13,833,931
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.45%	01/01/2038	5,400	5,449,734
Southeastern Ohio Port Authority (Memorial Health System); Series 2012, Ref. RB	5.75%	12/01/2032	4,100	4,298,973
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	1,363	1,173,998
Warren (County of), OH Port Authority;
Series 2019 D, RB(e)	4.00%	12/01/2039	2,305	2,428,225
Series 2019 D, RB(e)	5.00%	12/01/2052	3,670	4,105,629
Series 2019, RB(e)	5.25%	12/01/2052	6,105	6,039,493
				479,810,560
Oklahoma–0.33%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007-03/01/2016; Cost $4,375,000)(i)	6.63%	10/01/2037	4,655	3,724,000
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, Ref. PCR(b)	6.50%	09/01/2026	100	100,442
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(l)	5.00%	06/01/2025	20,660	21,528,546
				25,352,988
Oregon–0.09%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,062,880
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,066,110
Oregon (State of) Facilities Authority;
Series 2015 A, RB(e)	5.75%	06/15/2046	1,740	1,821,049
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,683,328
				6,633,367
Pennsylvania–1.43%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	17,800	21,128,244
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2011, Ref. RB	6.55%	12/01/2027	2,115	2,138,751
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.38%	05/01/2042	8,000	8,494,240
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(e)	5.00%	05/01/2033	1,000	1,080,450
Chester (County of), PA Industrial Development Authority;
Series 2016, RB	5.25%	01/01/2037	1,710	1,615,830
Series 2016, RB	5.50%	01/01/2052	11,080	10,259,194
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	5.00%	03/01/2038	$ 525	$ 536,482
Series 2018, RB(e)	5.13%	03/01/2048	1,049	1,065,092
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	3,009,133
Series 2016 A, Ref. RB	6.00%	06/01/2051	3,215	3,504,864
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	7,500	9,225,600
Lancaster (City of), PA;
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2040	5	5,756
Series 2018, GO Bonds (INS - BAM)(c)	4.00%	11/01/2043	4,775	5,459,019
Montgomery (County of), PA Higher Education & Health Authority;
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(i)	5.00%	12/01/2032	1,260	1,155,344
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(i)	5.25%	12/01/2037	1,705	1,539,598
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(i)	5.30%	12/01/2038	500	449,605
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(i)	5.38%	12/01/2047	3,140	2,754,345
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(i)(m)	5.00%	12/31/2023	8,239	2,059,664
Series 2013, RB(g)(m)	5.00%	12/31/2023	2,510	627,521
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2016, Ref. RB	4.00%	03/15/2036	1,210	1,362,230
Series 2019, RB(b)(e)	5.75%	06/01/2036	5,000	5,006,650
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2012 A, RB	5.00%	01/01/2027	1,370	1,402,277
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	13	14,799
Philadelphia (City of), PA Authority for Industrial Development;
Series 2012 A, RB	5.50%	06/15/2022	380	391,655
Series 2012 A, RB	5.50%	06/15/2032	2,000	2,063,840
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2036	3,350	3,561,151
Series 2012 A, RB	5.63%	07/01/2042	5,250	5,562,270
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(k)(l)	6.13%	03/15/2023	1,500	1,697,070
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	8,430	8,678,263
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2035	785	954,591
Series 2017, Ref. GO Bonds (INS - AGM)(c)	5.00%	03/01/2036	720	869,969
Wilkes-Barre Area School District; Series 2019, GO Bonds (INS - BAM)(c)	4.00%	04/15/2049	2,500	2,872,050
				110,545,547
Puerto Rico–12.12%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	6,305	6,345,163
Series 2002, RB	5.50%	05/15/2039	35,925	36,865,157
Series 2002, RB	5.63%	05/15/2043	108,400	108,974,520
Series 2005 A, RB(h)	0.00%	05/15/2050	28,000	4,257,960
Series 2005 B, RB(h)	0.00%	05/15/2055	127,450	10,961,974
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(f)	5.13%	07/01/2031	450	326,812
Series 2004 A, GO Bonds(f)	5.00%	07/01/2024	1,500	1,091,250
Series 2004 A, GO Bonds(f)	5.00%	07/01/2034	1,660	1,207,650
Series 2004 A, GO Bonds (INS - AGC)(c)	5.00%	07/01/2034	10	10,222
Series 2007 A, GO Bonds(f)	5.25%	07/01/2037	2,165	1,583,156
Series 2008 A, Ref. GO Bonds(f)	5.25%	07/01/2026	1,920	1,384,800
Series 2009 B, Ref. GO Bonds(f)	6.50%	07/01/2037	14,550	10,803,375
Series 2009 B, Ref. GO Bonds(f)	5.75%	07/01/2038	3,000	2,145,000
Series 2009 B, Ref. GO Bonds(f)	6.00%	07/01/2039	12,250	9,034,375
Series 2009 C, Ref. GO Bonds(f)	6.00%	07/01/2039	9,265	6,682,381
Series 2011 A, GO Bonds(f)	5.75%	07/01/2041	65,250	45,348,750
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2011 A, Ref. GO Bonds (INS - AGM)(c)	5.25%	07/01/2024	$ 5	$ 5,114
Series 2011 C, Ref. GO Bonds(f)	6.00%	07/01/2035	2,625	1,735,781
Series 2011 C, Ref. GO Bonds(f)	5.75%	07/01/2036	11,540	7,457,725
Series 2011 C, Ref. GO Bonds (INS - AGM)(c)	5.75%	07/01/2037	1,345	1,411,120
Series 2011 C, Ref. GO Bonds(f)	6.50%	07/01/2040	13,000	9,067,500
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2026	17,950	12,206,000
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2027	340	231,200
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2033	2,550	1,692,562
Series 2012 A, Ref. GO Bonds(f)	5.13%	07/01/2037	2,000	1,335,000
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2041	6,765	4,397,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(c)	5.00%	07/01/2025	10	10,221
Series 2008 A, RB	6.00%	07/01/2038	3,325	3,374,875
Series 2008 A, RB	6.00%	07/01/2044	13,645	13,849,675
Series 2012 A, RB	5.50%	07/01/2028	250	262,188
Series 2012 A, RB	5.25%	07/01/2029	8,130	8,485,687
Series 2012 A, RB	5.00%	07/01/2033	19,468	20,198,050
Series 2012 A, RB	5.75%	07/01/2037	25,035	26,286,750
Series 2012 A, RB	5.25%	07/01/2042	10,000	10,400,000
Series 2012 A, RB	6.00%	07/01/2047	37,380	39,342,450
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(f)	5.00%	07/01/2026	895	671,250
Series 2007 TT, RB(f)	5.00%	07/01/2027	1,990	1,492,500
Series 2007 TT, RB(f)	5.00%	07/01/2032	3,680	2,760,000
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2021	55	41,250
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2022	210	157,500
Series 2007 TT-RSA-1, RB(f)	5.00%	07/01/2024	15	11,250
Series 2007 UU, Ref. RB (INS - AGC)(c)	5.00%	07/01/2026	7,905	8,080,096
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2026	175	183,047
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	22,000	23,390,840
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	465	494,388
Series 2008 WW, RB(f)	5.50%	07/01/2038	605	456,775
Series 2008 WW-RSA-1, RB(f)	5.50%	07/01/2021	60	45,300
Series 2008 WW-RSA-1, RB(f)	5.38%	07/01/2022	85	64,069
Series 2008 WW-RSA-1, RB(f)	5.38%	07/01/2024	390	293,963
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	415	312,288
Series 2010 AAA, RB(f)	5.25%	07/01/2021	40	30,100
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2022	40	30,100
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2023	10	7,525
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2028	2,600	1,956,500
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2029	445	334,862
Series 2010 AAA-RSA-1, RB(f)	5.25%	07/01/2030	95	71,488
Series 2010 AAA-RSA-1, Ref. RB(f)	5.25%	07/01/2026	4,570	3,438,925
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2022	310	232,500
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2024	35	26,250
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2027	285	213,750
Series 2010 CCC-RSA-1, RB(f)	5.25%	07/01/2027	2,570	1,933,925
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2028	540	405,000
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	185	138,750
Series 2010 XX, RB(f)	5.25%	07/01/2035	2,660	2,001,650
Series 2010 XX, RB(f)	5.25%	07/02/2040	28,430	21,393,575
Series 2010 XX-RSA-1, RB(f)	5.25%	07/01/2026	10	7,525
Series 2010 XX-RSA-1, RB(f)	5.25%	07/01/2027	845	635,862
Series 2010 XX-RSA-1, RB(f)	5.75%	07/01/2036	18,575	14,070,562
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	1,135	854,087
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2021	95	71,250
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2021	25	18,813
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2022	850	637,500
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2022	$ 50	$ 37,625
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2024	215	161,250
Series 2010 ZZ-RSA-1, Ref. RB(f)	4.63%	07/01/2025	190	141,550
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.25%	07/01/2025	275	206,938
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2026	10	7,500
Series 2012 A, RB(f)	5.00%	07/02/2029	3,100	2,325,000
Series 2012 A, RB(f)	5.05%	07/01/2042	11,925	8,943,750
Series 2013 A, RB(f)	7.00%	07/01/2040	480	368,400
Series 2013 A, RB(f)	7.00%	07/01/2043	9,080	6,968,900
Series 2013 A-RSA, RB(f)	7.25%	07/01/2030	160	123,200
Series 2016 E-1, RB(f)	10.00%	01/01/2021	1,629	1,282,878
Series 2016 E-2, RB(f)	10.00%	07/01/2021	1,629	1,282,878
Series 2016 E-2, RB(f)	10.00%	01/01/2022	543	427,626
Series 2016 E-4, RB(f)	10.00%	07/01/2022	543	427,627
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(c)	5.00%	07/01/2027	45	45,998
Series 2002 E, RB (INS - AGM)(c)	5.50%	07/01/2023	25	27,463
Series 2003 AA, RB(f)	5.00%	07/01/2028	1,360	1,196,800
Series 2003 AA, RB(f)	5.00%	07/02/2035	1,035	910,800
Series 2003 AA-2, Ref. RB(f)	5.30%	07/02/2035	7,895	6,947,600
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	605	255,613
Series 2003, RB (INS - FGIC)(c)(m)	5.75%	07/01/2021	350	283,938
Series 2003, RB (INS - AGC)(c)	5.75%	07/01/2022	9,000	9,321,570
Series 2003, RB (INS - AGC)(c)	5.00%	07/01/2023	215	219,756
Series 2003, RB(f)	5.00%	07/03/2028	2,175	244,688
Series 2004 J, RB (INS - NATL)(c)	5.00%	07/01/2029	250	253,245
Series 2005 L, Ref. RB (INS - NATL)(c)	5.25%	07/01/2035	1,490	1,578,312
Series 2005 L, Ref. RB (INS - AMBAC)(c)	5.25%	07/01/2038	125	135,424
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2029	5,000	4,400,000
Series 2007 CC, Ref. RB(f)	5.50%	07/01/2030	3,250	2,860,000
Series 2007 CC, Ref. RB (INS - AGM)(c)	5.25%	07/01/2033	80	94,214
Series 2007 M, RB(f)	5.00%	07/01/2046	4,715	1,992,087
Series 2007 N, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	165	175,431
Series 2007 N, Ref. RB (INS - AGM)(c)	5.25%	07/01/2034	60	70,981
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	5,600	5,796,000
Series 2012, Ref. RB	5.00%	10/01/2021	100	100,018
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority; Series 2011 A, Ref. RB	6.00%	07/01/2033	4,050	4,127,962
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB (INS - AGC)(c)	5.00%	07/01/2041	25	25,555
Series 2006 B, RB(f)	5.00%	07/01/2031	5,000	636,500
Series 2006 B, RB(f)	5.00%	07/01/2037	3,000	381,900
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(f)	6.50%	10/01/2037	7,300	2,938,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 1993 L, Ref. RB (INS - AMBAC)(c)	5.50%	07/01/2021	197	199,882
Series 2009 Q, RB(f)	5.50%	07/01/2037	200	163,250
Series 2009 Q, RB(f)	5.63%	07/01/2039	5,860	4,812,525
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(f)	5.25%	07/01/2036	$ 1,515	$ 1,217,681
Series 2007 M-3, Ref. RB (INS - NATL)(c)	6.00%	07/01/2028	400	411,408
Series 2007 N, RB(f)	5.00%	07/01/2032	3,870	3,134,700
Series 2007 N, RB(f)	5.00%	07/01/2037	150	121,125
Series 2009 P, Ref. RB(f)	6.13%	07/01/2023	12,000	9,945,000
Series 2009 P, Ref. RB(f)	6.25%	07/01/2026	5,100	4,226,625
Series 2009 P, Ref. RB(f)	6.75%	07/01/2036	4,980	4,189,425
Series 2011 S, RB(f)	5.75%	07/01/2022	12,845	10,324,169
Series 2011 S, RB(f)	5.50%	07/01/2023	260	207,675
Series 2011 S, RB(f)	5.88%	07/01/2039	7,000	5,600,000
Series 2011 S, RB(f)	6.00%	07/01/2041	8,825	7,148,250
Series 2012 U, Ref. RB(f)	5.25%	07/03/2023	100	73,875
Series 2012 U, Ref. RB(f)	5.25%	07/01/2042	73,395	54,220,556
Puerto Rico Public Finance Corp.; Series 2011 B, RB(f)	5.50%	08/01/2031	49,020	593,142
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	11	9,166
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,793
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,616,073
Series 2018 A-1, RB(h)	0.00%	07/01/2046	207,376	62,245,980
Series 2018 A-1, RB(h)	0.00%	07/01/2051	103,344	22,422,548
Series 2018 A-1, RB	4.75%	07/01/2053	54,576	59,293,004
Series 2018 A-1, RB	5.00%	07/01/2058	42,448	46,818,871
Series 2019 A-2, RB	4.33%	07/01/2040	41,599	44,467,667
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,906,799
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	16,091,188
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2021	50	50,000
Series 2006 P, Ref. RB	5.00%	06/01/2022	100	99,500
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,102,200
Series 2006 Q, RB	5.00%	06/01/2036	1,025	994,250
				936,180,262
Rhode Island–0.17%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(i)	7.25%	07/15/2035	44,240	7,963,200
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,468,400
				13,431,600
South Carolina–0.80%
Hardeeville (City of), SC; Series 2008 A, RB	7.75%	11/01/2039	5,221	5,225,594
Lancaster County School District/SC; Series 2018 XF252Series 2017, GO Bonds8, Revenue Ctfs.(j)	4.00%	03/01/2036	12,555	14,660,474
Richland (County of), SC; Series 2004, RB(g)	6.20%	11/01/2036	11,953	9,165,919
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds); Series 2019 A, RB(b)(e)	7.00%	05/01/2039	5,000	4,610,450
South Carolina (State of) Ports Authority;
Series 2018, RB(b)	5.00%	07/01/2043	1,500	1,806,630
Series 2018, RB(b)	5.00%	07/01/2055	3,750	4,453,538
South Carolina (State of) Public Service Authority;
Series 2013 A, RB	5.50%	12/01/2033	6,465	7,368,225
Series 2015 A, Ref. RB	5.00%	12/01/2055	11,000	12,718,200
University of South Carolina; Series 2017 B, Ref. RB	5.00%	05/01/2029	1,165	1,430,212
				61,439,242
Tennessee–1.13%
Bristol (City of), TN Industrial Development Board; Series 2016 B, RB(e)(h)	0.00%	12/01/2022	1,000	916,210
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	$ 775	$ 886,406
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,723,262
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,160	1,397,696
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,545	1,845,456
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(b)	5.00%	07/01/2043	7,250	8,726,390
Memphis (City of), TN; Series 2018, GO Bonds(j)	4.00%	06/01/2047	10,765	12,256,814
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	600	639,414
Nashville (City of), TN Metropolitan Airport Authority;
Series 2019 B, RB(b)	5.00%	07/01/2044	20,000	24,684,400
Series 2019 B, RB(b)	5.00%	07/01/2049	4,430	5,423,738
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	8,529,300
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2019 B, RB(b)	5.00%	07/01/2054	16,500	20,105,085
				87,451,671
Texas–5.01%
Aledo Independent School District; Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	4,000	4,749,000
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(b)(f)(g)	6.50%	11/01/2029	34,600	346
Argyle (Town of), TX;
Series 2017, RB	5.00%	09/01/2037	890	1,005,976
Series 2017, RB	5.25%	09/01/2047	1,475	1,659,980
Arlington Higher Education Finance Corp.;
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	1,100	1,314,071
Series 2020, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2050	2,500	2,965,900
Arlington Higher Education Finance Corp. (Great Hearts America);
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2045	1,500	1,806,720
Series 2020 A, RB (CEP -Texas Permanent School Fund)	4.00%	08/15/2055	3,175	3,781,488
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,334,182
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	819,909
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,838,114
Aubrey (City of), TX; Series 2015, RB	7.25%	09/01/2045	665	714,416
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	6,165	8,104,262
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	19,100	19,613,790
Cambridge Student Housing Financing Co. L.P.;
Series 2004 A, RB (Acquired 11/24/2004; Cost $15,135,000)(f)(g)(i)	7.00%	11/01/2039	15,135	6,054,000
Series 2004 C, RB(f)	9.70%	11/01/2039	4,502	900
Series 2004 D, RB(f)	1.00%	11/01/2039	3,659	732
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,820	1,913,184
Series 2015, RB	7.25%	09/01/2045	985	1,037,343
Series 2015, RB	7.50%	09/01/2045	3,865	4,147,377
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, RB(k)(l)	5.75%	08/15/2021	750	778,942
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,790,950
Edinburg Economic Development Corp.; Series 2019, RB(e)	5.00%	08/15/2044	1,645	1,676,469
Flower Mound (Town of), TX;
Series 2014, RB	6.13%	09/01/2028	1,095	1,115,816
Series 2014, RB	6.50%	09/01/2036	1,500	1,523,250
Series 2014, RB	6.75%	09/01/2043	2,000	2,027,600
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	1,775	1,396,659
Series 2014, RB	6.00%	09/01/2038	3,700	2,646,055
Series 2014, RB	6.13%	09/01/2044	3,500	2,441,950
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Grand Parkway Transportation Corp.;
Series 2015 XF2034, Revenue Ctfs.(j)(k)(l)	5.00%	10/01/2023	$ 10,000	$ 11,348,000
Series 2018 A, RB	5.00%	10/01/2048	5,000	6,196,350
Series 2018 XF2669, Revenue Ctfs.(j)	5.00%	10/01/2048	32,525	40,307,257
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2018 A, RB(j)	5.00%	10/01/2043	15,000	18,727,050
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,016
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,290,825
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	4,228,770
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	9,066,832
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,500	3,829,700
Series 2020, Ref. RB(b)	5.00%	07/15/2027	1,750	1,914,850
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2020 A, RB(b)	5.00%	07/01/2027	1,250	1,367,500
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(k)(l)	6.50%	05/15/2021	815	838,087
Laredo (City of), TX; Series 2020 A, RB	4.00%	03/01/2050	5,975	7,181,054
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB(b)(e)	6.50%	12/01/2033	8,045	7,722,798
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	25,000	26,551,500
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB(k)(l)	5.88%	04/01/2023	785	873,697
Series 2013 A, RB(k)(l)	6.00%	04/01/2023	1,950	2,174,016
Series 2016 A, RB	5.50%	08/15/2046	700	710,626
Series 2016 A, RB	5.00%	04/01/2048	3,395	3,307,344
Series 2016 A, RB	5.50%	08/15/2051	1,200	1,217,796
Series 2016 A-1, RB	5.00%	07/01/2031	350	355,775
Series 2017 A, Ref. RB	4.00%	08/15/2033	3,000	3,482,820
Series 2017 A, Ref. RB	4.00%	08/15/2034	2,000	2,317,580
Series 2018 A, RB(e)	6.00%	08/15/2037	1,000	1,088,420
Series 2018 A, RB(e)	6.00%	08/15/2047	13,435	14,532,774
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2038	500	578,105
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2048	1,750	1,989,802
Series 2018 A-1, RB (INS - AGM)(c)	5.00%	07/01/2058	2,400	2,714,664
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,720,162
Series 2016, RB	5.00%	07/01/2051	1,750	1,678,530
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(e)	5.00%	08/15/2040	2,390	2,531,321
Series 2020 A, RB(e)	5.00%	08/15/2050	2,220	2,331,666
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2017 A, RB(e)	5.13%	08/15/2047	2,085	2,103,994
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,250	8,326,560
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	360,484
Series 2016 A, RB	5.50%	11/15/2046	650	555,315
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,847,374
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	2,500	2,541,525
Series 2020, RB	5.25%	10/01/2055	9,390	9,489,910
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,340,586
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	5.00%	06/15/2038	375	383,111
Series 2018, RB	5.00%	06/15/2048	750	763,215
North Central Texas Housing Finance Corp.; Series 2012, RB(l)	6.15%	01/01/2029	1,500	1,532,760
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	694,582
Series 2016 A, RB	5.00%	08/15/2046	1,000	1,043,230
Red River Education Finance Corp.; Series 2017, Ref. RB	5.50%	10/01/2046	5,370	5,906,785
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	8.00%	11/15/2049	3,000	3,133,320
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	$ 455	$ 464,314
Sabine Neches Housing Finance Corp.; Series 2012, RB(l)	6.15%	01/01/2029	1,870	1,906,072
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB(b)(f)(g)	7.50%	07/01/2038	26,820	6,705,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB(f)	5.75%	11/16/2037	3,810	2,476,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,725,085
Series 2017, RB	6.75%	11/15/2052	2,000	2,123,060
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB	6.38%	02/15/2048	5,710	4,604,144
Series 2017 A, RB	6.38%	02/15/2052	3,000	2,420,580
Series 2017, RB	6.38%	02/15/2041	2,075	1,670,043
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	527,320
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,131,160
Series 2020, Ref. RB	6.75%	11/15/2051	3,000	3,182,820
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,790,910
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2043	3,750	1,445,550
Series 2019, RB(h)	0.00%	08/01/2044	4,400	1,600,676
Series 2019, RB(h)	0.00%	08/01/2046	1,000	326,770
Series 2019, RB(h)	0.00%	08/01/2047	1,000	309,990
Series 2019, RB(h)	0.00%	08/01/2048	1,000	294,220
Series 2019, RB(h)	0.00%	08/01/2050	1,500	394,785
Texas State Student Housing Corp.;
Series 2001, RB	6.75%	07/01/2021	145	144,948
Series 2001, RB	6.85%	07/01/2031	215	214,824
Texas Water Development Board; Series 2018, RB(j)	5.00%	10/15/2053	13,515	17,148,237
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,975	1,975,908
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,375	6,399,480
Wise (County of), TX;
Series 2011, RB	7.50%	08/15/2025	2,920	3,001,205
Series 2011, RB	7.75%	08/15/2028	4,615	4,740,805
				387,202,225
Utah–0.62%
Hideout (Town of), UT Local District No. 1;
Series 2014, RB(k)	7.75%	08/01/2024	140	148,358
Series 2014, RB(k)	8.25%	08/01/2034	610	632,985
Salt Lake (City of), UT;
Series 2018 A, RB(b)	5.00%	07/01/2048	4,000	4,786,680
Series 2018 A, RB(b)	5.25%	07/01/2048	7,410	9,025,084
Utah (State of) Charter School Finance Authority;
Series 2012, RB	5.50%	07/15/2022	265	270,663
Series 2012, RB	6.00%	07/15/2032	1,750	1,787,100
Series 2012, RB	6.25%	07/15/2042	3,870	3,951,425
Series 2016 A, Ref. RB(e)	5.00%	02/15/2046	855	887,841
Series 2017, Ref. RB(e)	5.25%	06/15/2037	4,810	5,363,342
Series 2017, Ref. RB(e)	5.38%	06/15/2048	7,415	8,182,601
Series 2018 A, RB(e)	5.25%	10/15/2048	2,205	2,234,701
Series 2019 A, RB(e)	5.38%	06/15/2049	3,645	3,719,467
Utah (State of) Charter School Finance Authority (Esperanza Elementary School); Series 2018 A, RB(e)	5.00%	10/15/2038	2,330	2,361,525
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(e)	5.00%	06/15/2050	2,000	2,109,340
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(k)(l)	6.30%	07/15/2022	750	821,737
Series 2012, RB(k)(l)	6.55%	07/15/2022	1,640	1,802,360
				48,085,209
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–0.09%
East Central Vermont Telecommunications District;
Series 2018 A, RB(e)	5.75%	12/01/2036	$ 1,450	$ 1,545,077
Series 2018 A, RB(e)	5.60%	12/01/2043	960	1,006,694
Series 2019 A, RB(e)	5.00%	12/01/2048	4,330	4,388,065
				6,939,836
Virgin Islands–0.15%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(h)	0.00%	05/15/2035	28,550	11,737,191
Virginia–0.55%
Celebrate North Community Development Authority; Series 2003 B, RB(f)	6.75%	03/01/2034	1,425	855,000
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	1,238	975,631
Series 2014 B, RB	6.05%	03/01/2044	2,775	2,186,894
Series 2014 C, RB(f)	6.05%	03/01/2054	1,965	358,612
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.25%	01/01/2054	3,300	3,462,789
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	1,000	1,055,510
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(e)	5.55%	01/01/2037	2,160	2,241,000
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2050	3,910	3,683,924
Series 2020, RB	5.13%	09/01/2055	2,920	2,775,402
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB	5.25%	09/01/2049	14,735	14,466,233
Series 2019 A, Ref. RB	5.38%	09/01/2054	7,215	6,987,150
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,522,651
Virginia (Commonwealth of) Small Business Financing Authority; Series 2018, RB(b)(e)(l)	5.00%	07/01/2038	1,690	1,742,289
				42,313,085
Washington–0.91%
Greater Wenatchee Regional Events Center Public Facilities District; Series 2012 A, RB	5.00%	09/01/2027	750	772,343
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	2,200	2,492,248
Series 2018 A, RB(e)	5.25%	01/01/2038	3,000	3,376,680
Series 2018 B, RB(e)	5.00%	01/01/2032	500	566,420
Series 2018 B, RB(e)	5.25%	01/01/2038	1,000	1,125,560
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	165	165,180
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	50	50,059
Seattle (Port of), WA;
Series 2018 A, RB(b)	5.00%	05/01/2043	5,220	6,050,084
Series 2019, RB(b)	5.00%	04/01/2044	25,295	30,558,890
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	2,079	2,081,728
Washington (State of) Economic Development Finance Authority; Series 2017 A, RB(b)(e)(f)(k)	7.50%	01/01/2032	26,355	19,766,250
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(e)	7.00%	07/01/2045	1,000	1,080,920
Series 2015 A, RB(e)	7.00%	07/01/2050	1,700	1,830,373
				69,916,735
West Virginia–0.92%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	3,000	2,869,530
Series 2011 A, RB	6.75%	10/01/2037	4,500	4,312,125
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(e)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(e)	5.75%	06/01/2042	19,000	20,698,220
Series 2019 B, Ref. RB(e)	7.50%	06/01/2042	6,140	6,544,319
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(e)	5.75%	06/01/2043	3,435	3,627,051
Series 2020, Ref. RB(e)	7.50%	06/01/2043	9,060	9,695,197
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Ohio (County of), WV Development Authority; Series 2018, RB	5.00%	09/01/2048	$ 10,465	$ 9,709,845
				71,028,787
Wisconsin–2.06%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	63,000	51,971,220
Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(e)	4.75%	06/01/2029	250	268,613
Series 2019 A, RB(e)	5.25%	06/01/2039	750	803,573
Series 2019 A, RB(e)	5.50%	06/01/2049	1,940	2,078,574
Wisconsin (State of) Health & Educational Facilities Authority; Series 2019, Ref. RB	5.00%	08/01/2049	2,750	2,378,997
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,022,326
Series 2019, Ref. RB	5.00%	11/01/2046	2,100	2,143,827
Series 2019, Ref. RB	5.00%	11/01/2054	3,500	3,552,675
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,797)(e)(h)(i)	0.00%	01/01/2047	156	3,962
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,134)(e)(h)(i)	0.00%	01/01/2048	136	3,408
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,797)(e)(h)(i)	0.00%	01/01/2049	134	3,278
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,315)(e)(h)(i)	0.00%	01/01/2050	129	3,045
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,998)(e)(h)(i)	0.00%	01/01/2051	127	2,938
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,489)(e)(h)(i)	0.00%	01/01/2052	165	3,664
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $11,144)(e)(h)(i)	0.00%	01/01/2053	163	3,546
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,589)(e)(h)(i)	0.00%	01/01/2054	158	3,330
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,196)(e)(h)(i)	0.00%	01/01/2055	154	3,185
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,814)(e)(h)(i)	0.00%	01/01/2056	151	3,064
Series 2005 A-1, RB (Acquired 09/08/2005-07/31/2020; Cost $9,349,640)(e)(f)(i)	5.50%	07/01/2056	7,795	5,766,531
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,696)(e)(h)(i)	0.00%	01/01/2057	168	3,297
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $10,251)(e)(h)(i)	0.00%	01/01/2058	163	3,133
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,819)(e)(h)(i)	0.00%	01/01/2059	159	2,989
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,468)(e)(h)(i)	0.00%	01/01/2060	156	2,831
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $9,194)(e)(h)(i)	0.00%	01/01/2061	153	2,709
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,798)(e)(h)(i)	0.00%	01/01/2062	149	2,562
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,481)(e)(h)(i)	0.00%	01/01/2063	146	2,450
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $8,173)(e)(h)(i)	0.00%	01/01/2064	143	2,350
Series 2005 A-1, RB(e)(h)	0.00%	01/01/2065	140	2,234
Series 2005 A-1, RB(e)(h)	0.00%	01/01/2066	151	2,288
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $100,210)(e)(h)(i)	0.00%	01/01/2067	1,821	25,549
Series 2012 A-1, RB	7.00%	10/01/2042	6,883	6,843,545
Series 2012 B-1, RB(h)	0.00%	10/01/2042	1,055	423,456
Series 2012 C-1, RB(h)	0.00%	10/01/2042	2,000	41,200
Series 2012, RB	6.00%	09/01/2045	5,875	5,996,260
Series 2015 A, RB	6.00%	02/01/2045	1,910	2,008,671
Series 2016 A, RB(e)	5.25%	05/01/2046	2,500	2,587,900
Series 2016 A, RB	5.25%	01/01/2052	10,960	10,214,939
Series 2017 A, RB	5.00%	12/01/2052	865	890,716
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	7,900	9,194,415
Series 2019 A, RB(e)	5.38%	06/01/2044	1,480	1,442,438
Series 2019 A, RB(e)	5.50%	06/01/2054	1,840	1,779,924
Series 2019, RB(e)	5.00%	06/15/2054	455	473,491
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(e)	5.00%	06/01/2040	760	786,136
Series 2020 A, RB(e)	5.00%	06/01/2049	1,340	1,360,247
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	7.00%	12/01/2050	33,850	29,814,064
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(e)	5.13%	06/01/2048	2,075	2,231,559
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	1,060	1,115,268
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,409,439
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	$ 7,720	$ 8,832,143
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2049	520	542,438
				159,060,397
Total Municipal Obligations (Cost $8,338,786,729)					8,442,055,563
			Shares
Common Stocks & Other Equity Interests–0.10%
Georgia–0.00%
Delta Air Lines, Inc.			7,679	309,079
Michigan–0.00%
General Motors Co.			2,919	127,969
Ohio–0.10%
Energy Harbor Corp.(n)			363,120	7,676,357
Total Common Stocks & Other Equity Interests (Cost $11,063,438)					8,113,405
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.02%
Texas–0.02%
Aspen Power LLC (Cost $ 19,250,000)(f)(g)	9.00%	11/15/2049	$ 19,250	1,432,000
TOTAL INVESTMENTS IN SECURITIES(o)–109.41% (Cost $8,369,100,167)					8,451,600,968
FLOATING RATE NOTE OBLIGATIONS–(9.88)%
Notes with interest and fee rates ranging from 0.64% to 0.83% at 11/30/2020 and contractual maturities of collateral ranging from 07/15/2035 to 11/15/2057(p)				(763,260,000)
BORROWINGS–(0.93)%					(71,600,000)
OTHER ASSETS LESS LIABILITIES–1.40%					107,619,077
NET ASSETS –100.00%					$7,724,360,045
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $889,690,938, which represented 11.52% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $514,897,007, which represented 6.67% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Restricted security. The aggregate value of these securities at period end was $89,447,268, which represented 1.16% of the Fund’s Net Assets.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Non-income producing security.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $1,225,114,712 are held by TOB Trusts and serve as collateral for the $763,260,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended November 30, 2020, there were transfers from Level 3 to Level 2 of $1,697,070, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $32,761,379, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,275,931,750	$166,123,813	$8,442,055,563
Common Stocks & Other Equity Interests	8,113,405	—	—	8,113,405
U.S. Dollar Denominated Bonds & Notes	—	—	1,432,000	1,432,000
Total Investments in Securities	8,113,405	8,275,931,750	167,555,813	8,451,600,968
Other Investments - Assets
Investments Matured	—	3,620,403	15,759,428	19,379,831
Total Investments	$8,113,405	$8,279,552,153	$183,315,241	$8,470,980,799
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2020:
	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value November 30, 2020
Municipal Obligations	$145,408,551	$2,426,715	$(6,189,164)	$(15,901)	$(5,908,076)	$(662,621)	$32,761,379	$(1,697,070)	$166,123,813
U.S. Dollar Denominated Bonds & Notes	1,432,000	-	-	-	-	-	-	-	1,432,000
Investments Matured	19,777,377	97,531	(1,399,135)	-	222,469	(2,938,814)	-	-	15,759,428
Total	$166,617,928	$2,524,246	$(7,588,299)	$(15,901)	$(5,685,607)	$(3,601,435)	$32,761,379	$(1,697,070)	$183,315,241
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Rochester® Municipal Opportunities Fund